Prepayment and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2020
Prepayment And Other Current Assets [Abstract]
Schedule of prepayments and other current assets
	2020	2019
Prepaid income tax expenses	$18,385	$-
Prepayment of advertisement fees	706,265	-
Prepaid office rental	-	41,068
Prepaid office deposit	17,077	17,586
IPO cost	965,357	606,834
Employee loan*	-	290,922
Other current assets	196,477	156,002
Total	$1,903,561	$1,112,412
*	The Company entered into a one-year loan agreement with an employee to lend RMB 2,000,000 with maturity date of January 29, 2020 and repayment due on February 13, 2020.